Share Capital and Equity Reserve - Summary of Basic and Diluted Net Income Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [line items]
Net income attributable to common shareholders	$ 3,732	$ 10,635
Basic weighted average number of common shares outstanding	47,131,785	42,137,720
Diluted weighted average number of common shares outstanding	49,916,511	44,746,451
Basic net income per common share	$ 0.08	$ 0.25
Diluted net income per common share	$ 0.07	$ 0.24
Stock Option [member]
Earnings per share [line items]
Effect of dilutive securities	385,179	179,395
Performance Share Units [member]
Earnings per share [line items]
Effect of dilutive securities	813,935	617,373
Restricted Share Units [member]
Earnings per share [line items]
Effect of dilutive securities	1,585,612	1,811,963